PIMCO REALPATH Blend 2045 Fund Expense Example - PIMCO REALPATH Blend 2045 Fund	Jun. 30, 2025 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 30
Expense Example, with Redemption, 3 Years	95
Expense Example, with Redemption, 5 Years	168
Expense Example, with Redemption, 10 Years	380
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	621
Expense Example, with Redemption, 3 Years	776
Expense Example, with Redemption, 5 Years	943
Expense Example, with Redemption, 10 Years	$ 1,428